Schedule of Investments (unaudited)	iShares® Cohen & Steers REIT ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Real Estate Investment Trusts — 9.1%
Healthpeak Properties Inc.	1,580,271	$58,422,619
Ventas Inc.	1,099,087	65,703,421
Welltower Inc.	1,224,422	106,353,295
		230,479,335
Hotel & Resort Real Estate Investment Trusts — 1.3%
Host Hotels & Resorts Inc.(a)	2,069,993	32,974,988

Industrial Real Estate Investment Trusts — 10.2%
Duke Realty Corp.	1,096,469	55,788,343
Prologis Inc.	1,574,274	201,570,043
		257,358,386
Office Real Estate Investment Trusts — 6.7%
Alexandria Real Estate Equities Inc.	402,420	81,023,243
Boston Properties Inc.	415,931	48,821,981
Cousins Properties Inc.	436,023	17,318,833
Kilroy Realty Corp.	310,654	21,519,003
		168,683,060
Residential Real Estate Investment Trusts — 19.0%
American Campus Communities Inc.	403,780	20,314,172
AvalonBay Communities Inc.	409,315	93,254,236
Equity LifeStyle Properties Inc.	497,354	41,678,265
Equity Residential	1,005,773	84,615,682
Essex Property Trust Inc.	190,666	62,557,515
Invitation Homes Inc.	1,663,979	67,690,666
Sun Communities Inc.	327,434	64,213,082
UDR Inc.	870,742	47,882,102
		482,205,720
Retail Real Estate Investment Trusts — 10.0%
Federal Realty Investment Trust	204,570	24,043,112
Realty Income Corp.	1,095,367	76,993,346
Regency Centers Corp.	462,889	30,277,570
Security	Shares	Value

Retail Real Estate Investment Trusts (continued)
Simon Property Group Inc.	963,680	$121,924,794
		253,238,822
Specialized Real Estate Investment Trusts — 43.6%
American Tower Corp.	737,999	208,706,117
Crown Castle International Corp.	996,331	192,381,553
Digital Realty Trust Inc.	824,688	127,133,902
Equinix Inc.	256,005	210,029,062
Extra Space Storage Inc.	387,328	67,449,298
Public Storage	446,099	139,397,015
SBA Communications Corp., Class A	320,710	109,358,903
VICI Properties Inc.	1,574,337	49,103,571
		1,103,559,421
Total Common Stocks — 99.9%
(Cost: $1,894,612,390)		2,528,499,732

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	3,210,000	3,210,000

Total Short -Term Investments — 0.1%
(Cost: $3,210,000)		3,210,000

Total Investments in Securities — 100.0%
(Cost: $1,897,822,390)		2,531,709,732

Other Assets, Less Liabilities — 0.0%		57,587

Net Assets — 100.0%		$2,531,767,319

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,130,000	$—	$(920,000	)(a)	$—	$—	$3,210,000	3,210,000	$62	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	72	09/17/21	$2,988	$108,771

Schedule of Investments (unaudited) (continued)	iShares® Cohen & Steers REIT ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$2,528,499,732		$—	$—	$2,528,499,732
Money Market Funds	3,210,000		—	—	3,210,000
	$2,531,709,732		$—	$—	$2,531,709,732
Derivative financial instruments(a)
Assets
Futures Contracts	$108,771	$v	—	$—	$108,771

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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